Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 20	$ 12
Prepaid expenses	576	2
Other current assets	0	5,981
Total current assets	596	5,995
Property and equipment, net	750	689
Total assets	1,346	6,684
Current liabilities:
Accounts payable	5,912	0
Accrued expenses	739	35
Promissory notes	3,517	0
Total current liabilities	10,168	35
Related party loan	11,928	49,433
Total liabilities	22,096	49,468
Commitments and contingencies (See Note 4)
Stockholders' deficit:
Preferred stock, $0.0001 par value, 45,000,000 shares authorized as of December 31, 2025 and 2024; 5,423,606 and no shares issued and outstanding as of December 31, 2025 and 2024, respectively	1	0
Common stock, $0.0001 par value, 740,000,000 and 200,000,000 shares authorized as of December 31, 2025 and 2024, respectively; 230,209,142 and 200,000,000 issued and outstanding as of December 31, 2025 and 2024, respectively	23	20
Additional paid-in capital	255,026	72,580
Accumulated deficit	(275,800)	(115,384)
Total stockholders' deficit	(20,750)	(42,784)
Total liabilities and stockholders' deficit	$ 1,346	$ 6,684